COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Long-term Purchase Commitment [Table Text Block]	As of September 30, 2015 and 2016, capital commitments for the purchase of long-term assets are as follows:
	September 30,
	2015	2016
	RMB	RMB

Equipment	4,877	4,172
Intangible assets	-	1,000

	4,877	5,172

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of September 30, 2016, the Company was obligated under operating leases requiring minimum rental as follows:

RMB
Year ending September 30,

2017	1,642
2018	654
2019	470
2020	457
Thereafter	3,468

6,691